Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Assets Measured at Fair Value (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Assets Measured at Fair Value [Line Items]
Financial assets at FVTPL		$ 572	¥ 1,141
Financial liabilities included in other payables and accruals	1,968	281
Other non-current liabilities	6,374	$ 911
Level 1 [Member]
Schedule of Assets Measured at Fair Value [Line Items]
Financial assets at FVTPL			1,141
Financial liabilities included in other payables and accruals
Other non-current liabilities
Level 2 [Member]
Schedule of Assets Measured at Fair Value [Line Items]
Financial assets at FVTPL	4,000
Financial liabilities included in other payables and accruals
Other non-current liabilities
Level 3 [Member]
Schedule of Assets Measured at Fair Value [Line Items]
Financial assets at FVTPL	4,000
Financial liabilities included in other payables and accruals	1,968
Other non-current liabilities	¥ 6,374